INVENTORIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 445,721	$ 577,799
Work in process	1,775	37,351
Finished goods		133
Total	$ 447,496	$ 615,283